Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	£ 16,356	£ 15,483
Securities Lending [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	38,016	27,975
Collateral accepted as security for assets	22,299	12,664
Mortgage Loans and Other Loans [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	19,907	24,134
Gross assets charged as security for liabilities	3,980	2,771
Redemption of assets charged as security for liabilities	10,030	6,844
Internally Retained [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	4,359	4,998
Third Party Bilateral Secured Funding Transactions [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,834	2,764
Derivative Financial Instruments [member] | Cash [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	3,658	3,523
Collateral accepted as security for assets	3,679	4,320
Fellow Subsidiaries [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	34,310	17,359
Fellow Subsidiaries [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	2,931	4,949
Santander UK Plc [member] | Mortgage Loans and Other Loans [member] | Securitisations [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,091	363
Santander UK Plc [member] | Mortgages [member] | Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 19,772	£ 20,263